Cash and Cash Equivalents and Restricted Cash (Details) $ in Thousands	Dec. 31, 2022 USD ($) FinancialInstitution	Dec. 31, 2021 USD ($) FinancialInstitution	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 26,027	$ 41,496
Restricted cash	1,650	1,180
Restricted cash, non-current	4,800	2,950
Cash and cash equivalents and restricted cash	32,477	45,626	$ 22,051	$ 14,554
Cash and Cash Equivalents and Restricted Cash [Abstract]
Restricted deposits pledged as collateral	$ 50	$ 50
Number of financial institutions where restricted deposits are pledged as collateral regarding credit card balances | FinancialInstitution	1	1
Minimum liquidity requirements for credit facilities covenants	$ 10,700	$ 7,100
June 2022 Piraeus Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	2,000
October 2022 Danish Ship Finance Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	1,300
August 2021 Alpha Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	500	500
June 2022 Alpha Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	500
December 2022 Alpha Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	500
Piraeus Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility		850
February 2019 ATB Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility		500
Dry-docking reserve account		630
Championship Cargill Sale and Leaseback [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	$ 1,600	$ 1,600